Commitments and Contingencies, textuals (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Insurance Maximum Amount	$ 1
Policy year closing period	3 years